Other non-current liabilities	12 Months Ended
Dec. 31, 2017
Miscellaneous non-current liabilities [abstract]
Disclosure of other non-current liabilities [text block]
16	Other non-current liabilities

The other non-current liabilities consist of the following:

	For the year ended December 31
in 000€	2017	2016	2015
Written-put option Rapidfit+	788	735	673
Contingent consideration	648	909	1,310
Advances received on contracts	−	−	81
Provisions	109	69	53
Other	359	160	127
Total	1,904	1,873	2,244

We refer to Note 13 for a description of the written-put options Rapidfit+.

The contingent consideration of K€648 at December 31, 2017 (2016: K€909; 2015: K€1,310) relates to the business combination of CENAT. In connection with the CENAT business an amount of K€257 is already payable to the former shareholers within one year. We refer to Note 19.

The other items in the above table include a liability of K€351 per December 31, 2017 related to the cash settled shared based payment plan as refered to in Note 14 (2016: K€147;2015: K€101).

The impact of the accounting treatment of the Belgian contribution plans with a minimal guarantee is not material as only a limited number of people can benefit. No provisions have been recognized as of 31 December 2017, 2016 and 2015. As such, no further disclosures have been provided.